Investments In Unconsolidated Subsidiaries And Affiliates	12 Months Ended
Dec. 31, 2011
Investments In Unconsolidated Subsidiaries And Affiliates [Abstract]
Investments In Unconsolidated Subsidiaries And Affiliates

Note 6: Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2011, and 2010 is as follows:

	2011	2010
	(in millions)
Equity method	$501	$484
Cost method	5	6

Total	$506	$490

A summary of the combined results of operations and financial position as reported by the investees that CNH accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(in millions)
Net revenue	$5,697	$4,374	$3,379
Finance and interest income	67	62	49

Total revenue	$5,764	$4,436	$3,428

Gross profit	$1,312	$1,022	$659

Operating income	$663	$577	$137

Net income (loss)	$320	$301	$(114)

	As of December 31,
	2011	2010
	(in millions)
Current assets	$5,658	$5,046
Noncurrent assets	1,311	1,355

Total assets	$6,969	$6,401

Current liabilities	$4,733	$4,300
Noncurrent liabilities	749	689

Total liabilities	$5,482	$4,989

Total equity	$1,487	$1,412

The investees included in these tables are Al Ghazi Tractors Ltd. (43% ownership), Turk Traktor re Ziraat Makineteri A.S. (37% ownership), New Holland HFT Japan Inc. (50% ownership), Kobelco Construction Machinery Co. Ltd. (20% ownership), CNH de Mexico S.A. de C.V. (50% ownership), Case Special Excavators N.V. (50% ownership), CNH Capital Europe S.A.S. (50% ownership), and CNH Servicios Comerciales, S.A. de C.V., SOFOM, E.N.R. (49% ownership).

In March 2011, CNH acquired full ownership of L&T Case Equipment Private Limited, an unconsolidated joint venture established in 1999 with Larsen & Toubro Limited to manufacture and sell construction and building equipment in India. The new wholly owned company took the name Case New Holland Construction Equipment India Private Limited. The purchase price was $50 million. The acquisition resulted in an allocation of $35 million to goodwill, $32 million to net tangible assets, $30 million to intangible assets such as dealer network and acquired technology. A gain of $34 million related to this transaction as a result of revaluing CNH's previously held 50% ownership interest is included in "Other, net" in the accompanying consolidated statement of operations. The process of valuing the assets and the intangibles acquired in connection with this acquisition was completed during the fourth quarter of 2011.

In May 2010, CNH sold its 50% interest in LBX Company LLC for $29 million. A gain of $6 million related to this transaction is included in "Other, net" in the accompanying consolidated statement of operations.